Segment Information - Schedule Of Segment Reporting Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues from external customers		$ 18,389,142,000	$ 11,183,643,000	$ 17,486,578,000
Intersegment revenues		0	0	0
Sales and other revenues		18,389,142,000	11,183,643,000	17,486,578,000
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		15,567,052,000	9,158,805,000	13,918,384,000
Lower of cost or market inventory valuation adjustment		(310,123,000)	78,499,000	(119,775,000)
Operating expenses		1,517,478,000	1,300,277,000	1,394,052,000
Selling, general and administrative expenses		362,010,000	313,600,000	354,236,000
Depreciation and amortization		503,539,000	520,912,000	509,925,000
Goodwill and long-lived asset impairments		0	545,293,000	152,712,000
Goodwill impairment				152,712,000
Income (loss) from operations		749,186,000	(733,743,000)	1,277,044,000
Earnings of equity method investments		12,432,000	6,647,000	5,180,000
Capital expenditures		813,409,000	330,160,000	293,763,000
Cash and cash equivalents	$ 1,368,318,000	234,444,000	1,368,318,000
Total assets	11,506,864,000	12,916,613,000	11,506,864,000
Long-term debt	3,142,718,000	3,072,737,000	3,142,718,000
Corporate, Other and Eliminations
Segment Reporting Information [Line Items]
Revenues from external customers		2,000	6,201,000	220,000
Intersegment revenues		(1,024,525,000)	(662,805,000)	(735,735,000)
Sales and other revenues		(1,024,523,000)	(656,604,000)	(735,515,000)
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		(921,812,000)	(552,162,000)	(642,158,000)
Lower of cost or market inventory valuation adjustment		(509,000)	(3,715,000)	0
Operating expenses		(51,279,000)	(55,389,000)	(94,955,000)
Selling, general and administrative expenses		51,655,000	18,497,000	54,872,000
Depreciation and amortization		737,000	20,194,000	14,506,000
Goodwill and long-lived asset impairments			0
Goodwill impairment				0
Income (loss) from operations		(103,315,000)	(84,029,000)	(67,780,000)
Earnings of equity method investments		0	0	0
Capital expenditures		22,928,000	20,531,000	23,652,000
Cash and cash equivalents	1,179,493,000	106,589,000	1,179,493,000
Total assets	1,130,625,000	(1,608,484,000)	1,130,625,000
Long-term debt	1,737,115,000	1,739,688,000	1,737,115,000
Refining | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers		15,734,870,000	9,286,658,000	15,284,110,000
Intersegment revenues		623,688,000	252,531,000	312,678,000
Sales and other revenues		16,358,558,000	9,539,189,000	15,596,788,000
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		14,673,062,000	8,439,680,000	12,980,506,000
Lower of cost or market inventory valuation adjustment		(318,353,000)	82,214,000	(119,775,000)
Operating expenses		1,090,424,000	988,045,000	1,095,488,000
Selling, general and administrative expenses		127,563,000	127,298,000	120,518,000
Depreciation and amortization		334,365,000	324,617,000	309,932,000
Goodwill and long-lived asset impairments			241,760,000
Goodwill impairment				0
Income (loss) from operations		451,497,000	(664,425,000)	1,210,119,000
Earnings of equity method investments		0	0	0
Capital expenditures		160,431,000	152,726,000	188,513,000
Cash and cash equivalents	3,106,000	0	3,106,000
Total assets	6,203,847,000	9,736,851,000	6,203,847,000
Long-term debt	0	0	0
Renewables | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers		0	0	0
Intersegment revenues		0	0	0
Sales and other revenues		0	0	0
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		0	0	0
Lower of cost or market inventory valuation adjustment		8,739,000	0	0
Operating expenses		55,353,000	3,861,000	0
Selling, general and administrative expenses		0	0	0
Depreciation and amortization		1,672,000	0	0
Goodwill and long-lived asset impairments			0
Goodwill impairment				0
Income (loss) from operations		(65,764,000)	(3,861,000)	0
Earnings of equity method investments		0	0	0
Capital expenditures		510,836,000	65,147,000	10,489,000
Cash and cash equivalents	0	0	0
Total assets	109,601,000	464,493,000	109,601,000
Long-term debt	0	0	0
Lubricants and Specialty Products
Segment Reporting Information [Line Items]
Goodwill and long-lived asset impairments	81,900,000
Lubricants and Specialty Products | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers		2,550,624,000	1,792,745,000	2,081,221,000
Intersegment revenues		9,988,000	10,465,000	11,307,000
Sales and other revenues		2,560,612,000	1,803,210,000	2,092,528,000
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		1,815,802,000	1,271,287,000	1,580,036,000
Lower of cost or market inventory valuation adjustment		0	0	0
Operating expenses		252,456,000	216,068,000	231,523,000
Selling, general and administrative expenses		170,155,000	157,816,000	168,595,000
Depreciation and amortization		79,767,000	80,656,000	88,781,000
Goodwill and long-lived asset impairments			286,575,000
Goodwill impairment				152,712,000
Income (loss) from operations		242,432,000	(209,192,000)	(129,119,000)
Earnings of equity method investments		0	0	0
Capital expenditures		30,878,000	32,473,000	40,997,000
Cash and cash equivalents	163,729,000	113,474,000	163,729,000
Total assets	1,864,313,000	2,073,638,000	1,864,313,000
Long-term debt	0	0	0
HEP | Operating Segments
Segment Reporting Information [Line Items]
Revenues from external customers		103,646,000	98,039,000	121,027,000
Intersegment revenues		390,849,000	399,809,000	411,750,000
Sales and other revenues		494,495,000	497,848,000	532,777,000
Cost of products sold (exclusive of lower of cost or market inventory valuation adjustment)		0	0	0
Lower of cost or market inventory valuation adjustment		0	0	0
Operating expenses		170,524,000	147,692,000	161,996,000
Selling, general and administrative expenses		12,637,000	9,989,000	10,251,000
Depreciation and amortization		86,998,000	95,445,000	96,706,000
Goodwill and long-lived asset impairments			16,958,000
Goodwill impairment				0
Income (loss) from operations		224,336,000	227,764,000	263,824,000
Earnings of equity method investments		12,432,000	6,647,000	5,180,000
Capital expenditures		88,336,000	59,283,000	$ 30,112,000
Cash and cash equivalents	21,990,000	14,381,000	21,990,000
Total assets	2,198,478,000	2,250,115,000	2,198,478,000
Long-term debt	$ 1,405,603,000	$ 1,333,049,000	1,405,603,000
Corporate and Other | Cheyenne
Segment Reporting Information [Line Items]
Operating expenses			11,400,000
Decommissioning and other shutdown costs			$ 14,000,000